Other non-current assets	12 Months Ended
Dec. 31, 2020
Other non-current assets
Other non-current assets

15. Other non-current assets

Other non-current assets consisted of non-current restricted cash, financial assets held at fair value through profit or loss and other non-current assets.

	December 31,
	2020	2019	2018
	(Euro, in thousands)
Non-current restricted cash	€1,482	€1,418	€1,276
Financial assets held at fair value through profit or loss	8,951	11,275	6,000
Other non-current assets	910	1,399	643
Total other non-current assets	€11,343	€14,091	€7,919

Restricted cash on December 31, 2020 was composed of bank guarantees on real estate lease obligations in Belgium and in the Netherlands for €1.0 million and €0.5 million, respectively.

Restricted cash on December 31, 2019 was composed of bank guarantees on real estate lease obligations in Belgium and in the Netherlands for €0.9 million and €0.5 million, respectively.

Financial assets held at fair value through profit or loss consisted of equity instruments of both listed and non-listed companies.

We have no restrictions on the sale of these equity instruments and the assets are not pledged under any of our liabilities. These instruments are designated as financial assets held at fair value through profit or loss. The fair value of the equity instrument of the listed company is determined by reference to the closing price of such securities on Euronext at each reporting date (classified as level 1 in the fair value hierarchy). The fair value of the equity instrument of the non-listed company has been determined mainly by reference to the initial transaction price (classified as level 3 in the fair value hierarchy).

Fair value changes on financial assets with fair value through profit or loss are recognized in profit or loss, in other financial income/other financial expenses.

The table below illustrates these financial assets held at fair value through profit or loss as at December 31, 2020, 2019, and 2018.

	December 31,
	2020	2019	2018
	(Euro, in thousands)
Costs at January 1,	€4,736	€4,818	€2,373
Acquisitions of the year	1,994	—	4,736
Disposals of the year	(2,820)	(82)	(2,291)
Costs at December 31,	3,910	4,736	4,818
Fair value adjustment at January 1,	6,539	1,182	(619)
Cancellation of fair value adjustment following disposal	(3,894)	2	598
Fair value adjustment of the year	2,397	5,355	1,203
Fair value adjustment at December 31,	5,042	6,539	1,182
Net book value at December 31,	€8,951	€11,275	€6,000